Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net (Loss) income	$ (339,955)	$ 127,072
Amortization of discount on convertible notes payable	37,537	2,400
Provision for bad debt		2,500
Common stock issued for services	168,400	30,000
Common stock warrants issued for services	54,809
Deferred Income tax	(41,200)	56,000
(Increase) decrease in:
Receivable due from factor	(113,299)	(29,070)
Prepaid expenses and other current assets	174,667	(195,966)
Deposits		(200,000)
Increase (decrease) in:
Accounts payable and accrued expenses	(47,310)	20,659
	(106,351)	(186,405)
Cash Flows from Investing Activities
Payment received from note receivable	2,945
Proceeds issued to related party		(4,200)
Issuance of loan to vendor	(1,052,636)
	(1,049,691)	(4,200)
Proceeds from Issuance of common stock	5,800
Proceeds from Issuance of convertible preferred stock - net	912,369
Proceeds from convertible notes payable	664,000	300,000
Payment for convertible notes payable	(114,000)
Payment for dividends	(41,720)
Collections of stock subscriptions receivable	5,200	2,000
Proceeds from notes payable - related parties	20,000	60,000
	1,451,649	362,000
Net Increase in Cash and Cash Equivalents	295,607	171,395
Cash and Cash Equivalents - Beginning of year	171,898	503
Cash and Cash Equivalents - End of year	467,505	171,898
Income Taxes	4,200
Interest	159,022	124,061
Common stock subscription /cancellation	176,000	2,000
Discount on convertible note payable	25,000	17,020
Accrued Preferred Dividend payable	20,860
Common stock issued for services	$ 6,250	$ 55,000